CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Statement) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (267,567)	$ (79,704)	$ (531,022)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax	(123)	0	(358)	0	239	0	0
Comprehensive loss	$ (267,690)	$ (79,704)	$ (531,380)	$ (228,632)	$ (370,627)	$ (88,656)	$ (64,293)